Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-36896
Entity Registrant Name	Mercurity Fintech Holding Inc.
Entity Central Index Key	0001527762
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1330 Avenue of Americas, Fl 33
Entity Address, City or Town	New York
Entity Address, Country	US
Entity Address, Postal Zip Code	10019
Title of 12(b) Security	Ordinary Shares, par value US$0.004 per share
Trading Symbol	MFH
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	60,819,897
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Auditor Firm ID	6732
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1330 Avenue of Americas, Fl 33
Entity Address, City or Town	New York
Entity Address, Country	US
Entity Address, Postal Zip Code	10019
City Area Code	949
Local Phone Number	678-9653
Contact Personnel Name	Shi Qiu